Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 43,045
Amortization and impairment		11,756			₨ 9,954		₨ 8,210
Ending balance		32,748		$ 393	43,045
Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		61,737			54,794
Acquisition through Business combinations (Refer to Note 7)		946			6,084
Deductions/adjustments		(7,811)			(3,417)	[1]
Translation adjustment		772			4,276
Ending balance		55,644			61,737		54,794
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		18,692			11,239
Amortization and impairment	[3]	11,756	[2]		9,954
Deductions/adjustments		(7,811)			(3,381)
Translation adjustment		259			880
Ending balance		22,896			18,692		11,239
Customer related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		34,396
Deductions/adjustments					36
Ending balance		25,391			34,396
Customer related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		49,813			43,366
Acquisition through Business combinations (Refer to Note 7)		556			5,602
Deductions/adjustments		(7,306)			(2,555)	[1]
Translation adjustment		609			3,400
Ending balance		43,672			49,813		43,366
Customer related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		15,417			9,483
Amortization and impairment	[3]	9,961	[2]		7,718
Deductions/adjustments		(7,306)			(2,519)
Translation adjustment		209			735
Ending balance		18,281			15,417		9,483
Marketing related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		8,649
Ending balance		7,357			8,649
Marketing related intangibles [member] | Gross carrying value [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		11,924			11,428
Acquisition through Business combinations (Refer to Note 7)		390			482
Deductions/adjustments		(505)			(862)	[1]
Translation adjustment		163			876
Ending balance		11,972			11,924		11,428
Marketing related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,275			1,756
Amortization and impairment	[3]	1,795	[2]		2,236
Deductions/adjustments		(505)			(862)
Translation adjustment		50			145
Ending balance		₨ 4,615			₨ 3,275		₨ 1,756

[1]	Includes ₹ 36 towards measurement period adjustment in customer-related intangible in an acquisition completed during the year ended March 31, 2022.
[2]	Due to change in estimate of useful life of customer-related intangibles in an earlier business combination, the Company has recognized additional amortization charge of ₹ 2,807 for the year ended March 31, 2024, as part of amortization and impairment.
[3]	During the year ended March 31, 2023 and 2024, a decline in the revenue and earnings estimates led to a revision of recoverable value of customer-relationship intangible assets and marketing related intangible assets recognized on business combinations. Consequently, the Company has recognized impairment charge ₹ 1,816 and ₹ 1,701 for the year ended March 31, 2023 and 2024, respectively, as part of amortization and impairment.